NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund	NVIT J.P. Morgan US Technology Leaders Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT Jacobs Levy Large Cap Core Fund
NVIT BlackRock Equity Dividend Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Loomis Core Bond Fund (formerly, NVIT Core
NVIT BNY Mellon Dynamic U.S. Equity Income	Bond Fund)
Fund	NVIT Loomis Short Term Bond Fund
NVIT Bond Index Fund	NVIT Loomis Short Term High Yield Fund
NVIT DoubleLine Total Return Tactical Fund	(formerly, NVIT Federated High Income Bond Fund)
NVIT Fidelity Institutional AM® Emerging Markets	NVIT Mid Cap Index Fund
Fund (formerly, NVIT Emerging Markets Fund)	NVIT Multi-Manager Small Cap Value Fund
NVIT Government Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Government Money Market Fund	NVIT NS Partners International Focused Growth Fund
NVIT GQG US Quality Equity Fund (formerly, NVIT	NVIT Putnam International Value Fund (formerly,
Calvert Equity Fund)	NVIT Columbia Overseas Value Fund)
NVIT International Equity Fund	NVIT Real Estate Fund
NVIT International Index Fund	NVIT S&P 500 Index Fund
NVIT Invesco Small Cap Growth Fund	NVIT Small Cap Index Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund	NVIT Strategic Income Fund (formerly, NVIT
NVIT J.P. Morgan Innovators Fund	Amundi Multi Sector Bond Fund)
NVIT J.P. Morgan Large Cap Growth Fund	NVIT Victory Mid Cap Value Fund
NVIT J.P. Morgan U.S. Equity Fund

Supplement dated July 1, 2025
to the Statement of Additional Information (“SAI”) dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

1.
On June 10, 2025, the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”) approved the nomination of Tracy Bollin (the “New Trustee”) to serve as a Trustee of the Trust. His term commenced on July 1, 2025. The New Trustee is not considered to be an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended.

2.	Effective immediately, the SAI is amended as follows:

a.	The following supplements the table under the heading “Independent Trustees” beginning on page 59 of the SAI:

Tracy Bollin
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1970	Trustee since July 2025	115
Principal Occupation(s) During the Past Five Years (or Longer)
From 2015 until 2021, Mr. Bollin served as Vice President and CFO of Principal Funds, Managing Director of Fund Operations for Principal Global Investors, and President of Principal Shareholder Services.

Other Directorships held During the Past Five Years[2] Board member of On With Life since September 2024.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Bollin has held multiple roles in the financial services industry, including positions in capital markets, finance, operations, and as a board member.

b.	The information under the heading “Committees of the Board” beginning on page 64 of the SAI is modified as follows:

i.	The last sentence in the second paragraph is deleted and replaced with the following:

“The Audit and Operations Committee met five times during the past fiscal year, and currently consists of the following Trustees: Ms. Kosel, Ms. Petersen, Mr. Kridler, Mr. Wezdenko (Chair) and Mr. Bollin, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

c.	The table under the heading “Ownership of Shares of Nationwide Funds as of December 31, 2024” on page 65 of the SAI is deleted in its entirety and replaced with the following:

Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Funds[1]	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Tracy Bollin[2]	None	None
Kristina Bradshaw	None	Over $100,000
Lorn C. Davis	None	Over $100,000
Barbara I. Jacobs	None	Over $100,000
Keith F. Karlawish	None	Over $100,000
Carol A. Kosel	None	Over $100,000
Douglas F. Kridler	None	Over $100,000
Charlotte Petersen	None	Over $100,000
David E. Wezdenko	None	Over $100,000

[1]
Individual investors, like the Trustees, are not eligible to purchase shares of the Funds because Fund shares are sold to separate accounts of insurance companies to fund benefits payable under variable insurance contracts or to registered management investment companies advised by NFA.

[2]	Mr. Bollin’s term as an Independent Trustee commenced effective July 1, 2025.
d.
The table and accompanying footnotes under the heading “Ownership in the Funds’ Investment Adviser[1], Subadvisers[2] or Distributor[3] as of December 31, 2024” on page 65 of the SAI are deleted in their entirety and replaced with the following:

Name of Trustee	Name of Owners and Relationships to Trustee	Name of Company	Title of Class of Security	Value of Securities	Percent of Class
Tracy Bollin[4]	N/A	N/A	N/A	None	N/A
Kristina Bradshaw	N/A	N/A	N/A	None	N/A
Lorn C. Davis	N/A	N/A	N/A	None	N/A
Barbara I. Jacobs	N/A	N/A	N/A	None	N/A
Keith F. Karlawish	N/A	N/A	N/A	None	N/A
Carol A. Kosel	N/A	N/A	N/A	None	N/A
Douglas F. Kridler	N/A	N/A	N/A	None	N/A
Charlotte Petersen	N/A	N/A	N/A	None	N/A
David E. Wezdenko	N/A	N/A	N/A	None	N/A

[1] Nationwide Fund Advisors.

[2]  As of December 31, 2024, subadvisers to the Trust included: Allspring Global Investments, LLC; Amundi Asset Management US, Inc.; AQR Capital Management, LLC; Atlanta Capital Management Company, LLC; BlackRock Investment Management, LLC; Columbia Management Investment Advisers, LLC; DoubleLine Capital LP; Dreyfus, a division of Mellon Investments Corporation; Federated Investment Management Company; Goldman Sachs Asset Management, L.P.; Insight North America LLC; Invesco Advisers, Inc.; Jacobs Levy Equity Management, Inc.; J.P. Morgan Investment Management Inc.; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; Nationwide Asset Management, LLC; Newton Investment Management North America, LLC; NS Partners Ltd; Victory Capital Management Inc.; WCM Investment Management, LLC; and Wellington Management Company LLP.

[3] Nationwide Fund Distributors LLC or any company, other than an investment company, that controls a Fund’s adviser or distributor.

4 Mr. Bollin’s term as an Independent Trustee commenced effective July 1, 2025.

e.	The table under the heading “Compensation of Trustees” beginning on page 65 of the SAI is deleted in its entirety and replaced with the following:

Name of Trustee	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex[1]
Tracy Bollin[2]	$0	N/A	N/A	$0
Kristina Bradshaw	284,688	N/A	N/A	385,000
Lorn C. Davis	284,688	N/A	N/A	385,000
Barbara I. Jacobs	295,777	N/A	N/A	400,000
Keith F. Karlawish	366,007	N/A	N/A	495,000
Carol A. Kosel	296,439	N/A	N/A	401,000
Douglas F. Kridler	310,566	N/A	N/A	420,000
Charlotte Petersen	284,721	N/A	N/A	385,000
David E. Wezdenko	295,777	N/A	N/A	400,000

[1] As of December 31, 2024, the Fund Complex included two trusts comprised of 115 investment company funds or series. [2] Mr. Bollin’s term as an Independent Trustee commenced effective July 1, 2025.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE